Loans (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Segments and Classes of Loans

The segments and classes of loans are as follows (in thousands):

	At December 31,
	2016	2015
Real estate mortgage loans:
Commercial	$65,805	57,847
Residential and home equity	88,883	69,817
Construction	19,991	17,493

Total real estate mortgage loans	174,679	145,157

Commercial loans	46,340	40,229
Consumer and other loans	4,275	3,877

Total loans	225,294	189,263

Add (Less):
Net deferred loan costs	350	286
Allowance for loan losses	(2,876)	(2,473)

Loans, net	$222,768	187,076

Summary of Changes in Allowance for Loan Losses

An analysis of the change in the allowance for loan losses follows (in thousands):

	Real Estate Mortgage Loans
	Commercial	Residential and Home Equity	Construction	Commercial Loans	Consumer and Other Loans	Total
Year Ended December 31, 2016:
Beginning balance	$707	868	246	596	56	2,473
Provision for loan losses	68	206	12	135	3	424
Net (charge-offs) recoveries	0	0	0	(17)	(4)	(21)

Ending balance	$775	1,074	258	714	55	2,876

At December 31, 2016:
Individually evaluated for impairment:
Recorded investment	$0	662	73	76	0	811

Balance in allowance for loan losses	$0	0	0	76	0	76

Collectively evaluated for impairment:
Recorded investment	$65,805	88,221	19,918	46,264	4,275	224,483

Balance in allowance for loan losses	$775	1,074	258	638	55	2,800

Year Ended December 31, 2015:
Beginning balance	641	594	263	562	38	2,098
Provision for loan losses	66	274	(17)	86	24	433
Net (charge-offs) recoveries	0	0	0	(52)	(6)	(58)

Ending balance	$707	868	246	596	56	2,473

At December 31, 2015:
Individually evaluated for impairment:
Recorded investment	$0	0	0	137	7	144

Balance in allowance for loan losses	$0	0	0	62	7	69

Collectively evaluated for impairment:
Recorded investment	$57,847	69,817	17,493	40,092	3,870	189,119

Balance in allowance for loan losses	$707	868	246	534	49	2,404

Summary of Loan Credit Quality

The following summarizes the loan credit quality (in thousands):

	Real Estate Mortgage Loans
	Commercial	Residential and Home Equity	Construction	Commercial Loans	Consumer and Other Loans	Total
At December 31, 2016:
Grade:
Pass	$61,734	84,695	19,485	45,623	4,227	215,764
Special mention	4,071	3,152	333	250	46	7,852
Substandard	0	1,036	173	467	2	1,678
Doubtful	0	0	0	0	0	0
Loss	0	0	0	0	0	0

Total	$65,805	88,883	19,991	46,340	4,275	225,294

At December 31, 2015:
Grade:
Pass	52,097	65,367	17,204	39,607	3,836	178,111
Special mention	5,750	3,396	163	461	32	9,802
Substandard	0	1,054	126	161	9	1,350
Doubtful	0	0	0	0	0	0
Loss	0	0	0	0	0	0

Total	$57,847	69,817	17,493	40,229	3,877	189,263

Summary of Past Due Loans

Age analysis of past-due loans at December 31, 2016 and 2015 is as follows (in thousands):

	Accruing Loans
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Nonaccrual Loans	Total Loans
At December 31, 2016:
Real estate mortgage:
Commercial	$0	0	0	0	65,805	0	65,805
Residential and home equity	371	0	0	371	87,850	662	88,883
Construction	0	0	0	0	19,918	73	19,991
Commercial	0	0	0	0	46,264	76	46,340
Consumer/other	0	0	0	0	4,275	0	4,275

Total	$371	0	0	371	224,112	811	225,294

At December 31, 2015:
Real estate mortgage:
Commercial	0	0	0	0	57,847	0	57,847
Residential and home equity	0	0	0	0	69,817	0	69,817
Construction	0	0	0	0	17,493	0	17,493
Commercial	0	0	0	0	40,092	137	40,229
Consumer/other	0	0	0	0	3,877	0	3,877

Total	$0	0	0	0	189,126	137	189,263

Summary of Impaired Loans

The following summarizes the amount of impaired loans (in thousands):

	With No Related Allowance Recorded		With an Allowance Recorded			Total
	Recorded Investment	Unpaid Contractual Principal Balance	Recorded Investment	Unpaid Contractual Principal Balance	Related Allowance	Recorded Investment	Unpaid Contractual Principal Balance	Related Allowance
At December 31, 2016:

Residential & Home Equity	$662	662	0	0	0	662	662	0
Construction	73	73	0	0	0	73	73	0
Commercial	0	0	76	76	76	76	76	76

Total	$735	735	76	76	76	811	811	76

At December 31, 2015:

Commercial loans	0	0	137	137	62	137	137	62
Consumer	0	0	7	7	7	7	7	7

Total	$0	0	144	144	69	144	144	69

Summary of Average Net Investment in Impaired Loans and Interest Income Recognized and Received on Impaired Loans

The average net investment in impaired loans and interest income recognized and received on impaired loans by loan class is as follows (in thousands):

	Average Recorded Investment	Interest Income Recognized	Interest Income Received
Year Ended December 31, 2016:
Residential & Home Equity	$354	0	14
Construction	19	0	0
Commercial	107	7	6

Total	$480	7	20

Year Ended December 31, 2015:
Commercial	270	12	12
Consumer	7	1	1

Total	$277	13	13